Annual Total Returns- Vanguard Russell 2000 Index Fund (Institutional) [BarChart] - Institutional - Vanguard Russell 2000 Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.20%)	16.34%	38.94%	5.00%	(4.35%)	21.41%	14.78%	(10.92%)	25.61%	20.15%